Average Annual Total Returns - HIGH GRADE INCOME FUND	May 01, 2021
Bloomberg Barclays Capital U.S. Government/Credit Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	8.93%
5 Years	4.98%
10 Years	4.19%
CLASS I SHARES
Average Annual Return:
1 Year	7.30%
5 Years	3.94%
10 Years	3.48%
CLASS I SHARES | After Taxes on Distributions
Average Annual Return:
1 Year	6.45%
5 Years	2.86%
10 Years	2.27%
CLASS I SHARES | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	4.34%
5 Years	2.57%
10 Years	2.25%